SUPPLEMENT DATED SEPTEMBER 30, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco V.I. Diversified Dividend Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Belinda Cavazos, CFA	Portfolio Manager	2026

Caroline Le Feuvre	Portfolio Manager	2020

Craig Leopold, CFA	Portfolio Manager	2022

Peter Santoro, CFA	Portfolio Manager	2021

2. The following information replaces in its entirety the bulleted list of portfolio managers appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
▪
Belinda Cavazos, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2020.
▪
Caroline Le Feuvre, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2014.
▪
Craig Leopold, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. From 2020 to 2022, he was associated with Rockefeller Capital Management where he served as a Portfolio Manager.
▪
Peter Santoro, CFA, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2021.
3. Christopher McMeans will no longer serve as a Portfolio Manager of the Funds. All references to Mr. McMeans in the Summary and Statutory Prospectuses and SAIs are hereby removed.
AEF-ASEF-AVIF-SUMSTATSAI-SUP 093026